Commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Collection and payment services:
Bills	€ 368	€ 295	€ 271
Demand accounts	1,490	1,191	1,074
Cards	3,515	2,972	2,768
Orders	449	431	412
Cheques and other	154	133	134
Total collection and payment services	5,976	5,022	4,659
Marketing of non-banking financial products:
Investment funds	751	696	805
Pension funds	92	86	92
Insurance	2,517	2,428	2,350
Total marketing of non-banking financial products	3,360	3,210	3,247
Securities services:
Securities underwriting and placement	374	282	252
Securities trading	302	287	303
Administration and custody	359	297	265
Asset management	251	201	222
Total securities services	1,286	1,067	1,042
Other:
Foreign exchange	471	353	303
Financial guarantees	559	505	494
Commitment fees	283	286	314
Other fees and commissions	2,644	2,500	2,983
Total other	3,957	3,644	4,094
Total commission income	€ 14,579	€ 12,943	€ 13,042